Net Loss Attributable to Common Stockholders - Schedule of Net Income Attributable to Common Stockholders (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic [Line Items]
Net loss	$ (16,446,750)		$ (9,483,241)		$ (6,266,803)		$ (5,142,223)		$ (5,219,214)	$ (6,495,643)	$ (5,253,194)	$ (4,719,104)	$ (4,071,475)	$ (6,017,866)	$ (4,178,740)	$ (4,388,417)	$ (37,339,017)	$ (21,687,155)	$ (18,656,498)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(100,642,922)	[1]	(12,380,254)	[1]	(10,771,077)	[1]	(7,485,640)	[1]	(7,519,913)	(8,647,369)	(7,364,129)	(6,751,248)	(6,095,754)	(8,020,532)	(6,151,618)	(6,342,042)	(131,279,893)	(30,282,659)	(26,609,946)
Series B and Series C Preferred Stock
Earnings Per Share Basic [Line Items]
Preferred stock dividends on Series B and Series C																	(11,286,193)	(8,595,504)	(7,953,448)
Convertible Preferred Series C
Earnings Per Share Basic [Line Items]
Additional loss attributable to common stockholders upon conversion of Series C Preferred Stock into common stock																	$ (82,654,683)

[1]	See note 9 for further detail over the dividend accretion that is included within net loss attributable to common stockholders.